RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Changes in loans outstanding to such related parties during the years ended December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016
	(In Thousands)
Balance at beginning of year	$1,543	$1,471
Additions	178	932
Repayments	(386)	(860)
Balance at end of year	$1,335	$1,543